Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	40-F
Document Period End Date	Dec. 31, 2023
Document Registration Statement	false
Document Annual Report	true
Entity Registrant Name	KINROSS GOLD CORPORATION
Entity Incorporation, State or Country Code	A6
Entity Primary SIC Number	1041
Entity Tax Identification Number	65-0430083
Entity File Number	001-13382
Entity Address, Address Line One	25 York Street, 17th Floor
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5J 2V5
City Area Code	416
Local Phone Number	365-5123
Title of 12(b) Security	Common stock, no par value
Trading Symbol	KGC
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	1,227,837,974
Entity Central Index Key	0000701818
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Amendment Flag	false
Auditor Name	KPMG LLP
Auditor Firm ID	85
Auditor Location	Toronto, ON, Canada
Business Contact
Document Information [Line Items]
Contact Personnel Name	Martin D. Litt
Entity Address, Address Line One	5075 S. Syracuse Street
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80237
City Area Code	303
Local Phone Number	802-1445